Share-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Unit Activity
The following tables summarizes the unit activity related to the RSUs and PRSUs during the Predecessor periods as follows:

		Weighted Average Grant Date Fair Value		Weighted Average Grant Date Fair Value
Predecessor	RSUs	Per Unit	PRSUs	Per Unit
Balance as of December 31, 2019	2,907	$4,785	7,563	$3,350

Granted	1,990	4,578	5,469	4,572
Vested	(944)	5,374	—	—
Forfeited	(954)	4,491	(3,809)	3,513

Balance as of December 31, 2020	2,999	$4,563	9,223	$4,015

Granted	254	28,875	389	24,420
Vested	(517)	5,459	—	—
Forfeited	(121)	4,527	(567)	2,626

Balance as of June 30, 2021	2,614	$6,741	9,045	$4,888

The following tables summarizes the unit activity related to the RSUs and PRSUs during the Successor year ended December 31, 2022 and six months ended December 31, 2021:

	RSUs (1)	Weighted Average Grant Date Fair Value Per Unit	PRSUs (1)(2)	Weighted Average Grant Date Fair Value Per Unit
Balance as of July 1, 2021	854,764	$9.91	7,816,743	$9.56

Granted	9,475,330	12.60	9,107,424	12.63
Vested	(3,014,054)	12.62	—	—
Forfeited	(167,624)	12.64	(181,054)	12.51

Balance as of December 31, 2021	7,148,416	$12.27	16,743,113	$11.20

Granted	5,019,998	9.01	15,816,619	11.76
Vested	(3,053,701)	12.24	—	—
Forfeited	(1,348,552)	11.46	(2,474,009)	11.90

Balance as of December 31, 2022	7,766,161	$10.28	30,085,723	$11.38

(1)	These share totals include both unvested shares and restricted stock units.
(2)
PRSUs granted includes both new grants in the period as well as adjustments in the period to existing grants to account for the expected level of achievement of the performance-based vesting requirements.

Schedule of Share-Based Compensation Costs Related to RSUs and PRSUs
Total share-based compensation costs related to the RSUs and PRSUs are recorded in the Consolidated Statement of Comprehensive Income (Loss) as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended, December 31, 2020
Cost of services, exclusive of depreciation and amortization	$40	$19	$1	$1
Selling, general and administrative	141	48	4	4

Total share-based compensation expense	$181	$67	$5	$5